Other Payables and Accruals	12 Months Ended
Dec. 31, 2020
Other Payables and Accruals
Other Payables and Accruals

14. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2019	2020
Unearned revenue	48,183	59,612
Accrued off-hire	6,968	5,886
Accrued purchases	9,759	9,867
Accrued interest	36,746	33,600
Other accruals	34,586	34,092
Total	136,242	143,057

The unearned revenue represents charter hires received in advance in December 2020 relating to the hire period of January 2021 for 29 vessels (December 2019: 22 vessels).